Shareholder Fees {- Strategic Advisers® Fidelity® Emerging Markets Fund}	Jul. 30, 2022 USD ($)
05.31 Strategic Advisers Fidelity Emerging Markets Fund PRO-05 | Strategic Advisers® Fidelity® Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none